Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income (loss)	¥ (398,425)	¥ (220,326)	¥ 12,954
Adjustments to reconcile net income (loss) to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs	319,594	325,366	371,004
Amortization of film costs	188,836	250,192	277,665
Stock-based compensation expense	1,952	1,952	2,202
Accrual for pension and severance costs, less payments	36,647	(15,229)	(9,763)
Other operating (income) expense, net	(59,594)	(13,450)	42,988
(Gain) loss on sale or devaluation of securities investments, net	2,933	(6,656)	(7,007)
(Gain) loss on revaluation of marketable securities held in the financial services business for trading purposes, net	(21,080)	10,958	(49,837)
(Gain) loss on revaluation or impairment of securities investments held in the financial services business, net	2,819	5,080	(53,984)
Deferred income taxes	206,694	307,421	(65,162)
Equity in net (income) loss of affiliated companies, net of dividends	138,772	(11,479)	36,183
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable, trade	4,427	104,515	(53,306)
(Increase) decrease in inventories	29,778	(112,089)	148,584
Increase in film costs	(186,783)	(244,063)	(296,819)
Increase (decrease) in notes and accounts payable, trade	(59,410)	(18,119)	262,032
Increase (decrease) in accrued income and other taxes	(44,635)	(8,020)	71,939
Increase in future insurance policy benefits and other	332,728	278,897	284,972
Increase in deferred insurance acquisition costs	(68,634)	(69,196)	(71,999)
Increase in marketable securities held in the financial services business for trading purposes	(39,161)	(30,102)	(8,335)
Increase in other current assets	(35,181)	(89,473)	(32,405)
Increase in other current liabilities	10,595	56,076	5,321
Other	156,667	113,990	45,680
Net cash provided by operating activities	519,539	616,245	912,907
Cash flows from investing activities:
Payments for purchases of fixed assets	(382,549)	(253,688)	(338,050)
Proceeds from sales of fixed assets	22,661	18,743	15,671
Proceeds from sales of businesses	8,430	99,335	22,084
Payment for Sony Ericsson acquisition, net of cash acquired	(71,843)
Other	28,955	(8,964)	(4,854)
Net cash used in investing activities	(882,886)	(714,439)	(746,004)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	216,887	1,499	510,128
Payments of long-term debt	(112,043)	(216,212)	(144,105)
Increase (decrease) in short-term borrowings, net	(26,158)	6,120	(250,252)
Increase in deposits from customers in the financial services business, net	211,597	229,327	276,454
Dividends paid	(25,078)	(25,098)	(25,085)
Other	(7,869)	(5,748)	(2,126)
Net cash provided by (used in) financing activities	257,336	(10,112)	365,014
Effect of exchange rate changes on cash and cash equivalents	(13,825)	(68,890)	(1,098)
Net increase (decrease) in cash and cash equivalents	(119,836)	(177,196)	530,819
Cash and cash equivalents at beginning of the fiscal year	1,014,412	1,191,608	660,789
Cash and cash equivalents at end of the fiscal year	894,576	1,014,412	1,191,608
Cash paid during the fiscal year for -
Income taxes	127,643	116,376	60,022
Interest	20,276	20,583	19,821
Non-cash investing and financing activities -
Obtaining assets by entering into capital leases	56,403	3,738	2,553
Collections of deferred proceeds from sales of receivables -	132,636	153,550
Financial Services
Adjustments to reconcile net income (loss) to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs	56,322	62,077	56,531
Cash flows from investing activities:
Payments for investments and advances	(1,028,150)	(1,458,912)	(1,581,841)
Proceeds from sales or return of investments and collections of advances	474,466	874,031	1,128,500
Other than financial service business
Cash flows from investing activities:
Payments for investments and advances	(28,021)	(15,316)	(41,838)
Proceeds from sales or return of investments and collections of advances	¥ 93,165	¥ 30,332	¥ 54,324